Pension commitments (Tables)	12 Months Ended
Oct. 31, 2019
Pension commitments [Abstract]
Defined Contribution Schemes
Pension costs for defined contributions schemes are as follows:

		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
Continuing operations	Note	$m	$m	$m
Defined contribution schemes	33	32.7	43.3	10.9

Defined Benefit Schemes
	October 31, 2019	October 31, 2018
	$m	$m
Within non-current assets:
Long-term pension assets	17.1	16.7
Within non-current liabilities:
Retirement benefit obligations	(141.4)	(110.4)

Movement on Long-term Pension Asset
The movement on the long-term pension asset is as follows:

		October 31, 2019	October 31, 2018
	Note	$m	$m
As at November 1 / May 1		16.7	22.0
Reclassification to assets held for sale		0.1	(1.5)
Interest on non-plan assets	6	0.3	0.6
Benefits paid		(0.1)	(0.2)
Contributions		0.3	0.5

Included within other comprehensive income:
- Change in fair value assessment		0.4	(6.1)
- Actuarial gain on non-plan assets		-	0.3
		0.4	(5.8)

Effects of movements in exchange rates		(0.6)	1.1
As at October 31,		17.1	16.7

Included within other comprehensive income:
Continuing operations		0.3	(5.3)
Discontinued operation		0.1	(0.5)
		0.4	(5.8)

Retirement Benefit Obligations
The following amounts have been included in the Consolidated statement of comprehensive income for defined benefit pension arrangements:

		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	Note	$m	$m	$m
Current service charge		9.0	12.6	0.5
Past service credit		-	(5.5)	-
Charge to operating profit	33	9.0	7.1	0.5

Current service charge – discontinued operations		0.1	0.3	0.1

Interest on pension scheme liabilities		4.2	5.2	0.7
Interest on pension scheme assets		(1.8)	(2.4)	(0.1)
Charge to finance costs	6	2.4	2.8	0.6

Total continuing charge to profit for the period		11.5	10.2	1.2

Movements in Equity
The following amounts have been recognized as movements in the Consolidated statement of other comprehensive income:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Actuarial return on assets excluding amounts included in interest income	5.9	0.6	-

Re-measurements – actuarial gains/(losses):
- Demographic	(1.6)	0.3	-
- Financial	(38.8)	(11.1)	2.8
- Experience	8.4	1.9	0.6
	(32.0)	(8.9)	3.4

Reclassification from defined contribution scheme to defined benefit scheme	-	(2.1)	(3.0)

Movement in the period	(26.1)	(10.4)	0.4

Continuing operations	(26.2)	(8.9)	(0.2)
Discontinued operation	0.1	(1.5)	0.6
	(26.1)	(10.4)	0.4

Weighted Average Key Assumptions Used for Valuation of Schemes
The weighted average key assumptions used for the valuation of the schemes were:

	October 31, 2019			October 31, 2018
	Germany	Rest of World	Total	Germany	Rest of World	Total
Rate of increase in final pensionable salary	2.50%	3.09%	2.65%	2.50%	2.75%	2.61%
Rate of increase in pension payments	1.75%	1.50%	1.75%	2.00%	1.50%	1.99%
Discount rate	1.09%	1.71%	1.20%	1.83%	2.14%	1.92%
Inflation	1.75%	1.16%	1.69%	2.00%	1.26%	1.89%

Average Life Expectancy of Pensioner
These assumptions translate into a weighted average life expectancy in years for a pensioner retiring at age 65:

	October 31, 2019			October 31, 2018
	Germany	Rest of World	Total	Germany	Rest of World	Total
Retiring at age 65 at the end of the reporting period:
Male	20	20	20	20	20	20
Female	23	23	23	23	23	23

Retiring 15 years after the end of the reporting period:
Male	22	23	22	22	22	22
Female	25	26	25	25	25	25

Net Liability Arising from Obligations in Respect of Defined Benefit Schemes
The net liability included in the Consolidated statement of financial position arising from obligations in respect of defined benefit schemes is as follows:

	October 31, 2019			October 31, 2018
	Germany	Rest of World	Total	Germany	Rest of World	Total
Present value of defined benefit obligations	213.5	48.0	261.5	173.8	47.4	221.2
Fair values of plan assets	(92.0)	(28.1)	(120.1)	(82.1)	(28.7)	(110.8)
	121.5	19.9	141.4	91.7	18.7	110.4

Movements in Defined Benefit Obligations
The defined benefit obligation has moved as follows:

	October 31, 2019
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	173.8	(82.1)	91.7	47.4	(28.7)	18.7	221.2	(110.8)	110.4
Reclassification to assets held for sale	0.3	-	0.3	0.2	(0.2)	-	0.5	(0.2)	0.3
Current service cost	6.0	-	6.0	3.1	-	3.1	9.1	-	9.1
Past service credit	-	-	-	-	-	-	-	-	-
Benefits paid	(0.4)	0.3	(0.1)	(4.2)	4.1	(0.1)	(4.6)	4.4	(0.2)
Contributions by plan participants	1.5	(1.5)	-	0.3	(0.3)	-	1.8	(1.8)	-
Contribution by employer	-	(0.3)	(0.3)	-	(4.2)	(4.2)	-	(4.5)	(4.5)
Interest cost/(income) (note 6)	3.1	(1.5)	1.6	1.1	(0.3)	0.8	4.2	(1.8)	2.4

Included within Other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	1.6	-	1.6	-	-	-	1.6	-	1.6
- Financial	34.0	-	34.0	4.8	-	4.8	38.8	-	38.8
- Experience	(3.2)	-	(3.2)	(5.2)	-	(5.2)	(8.4)	-	(8.4)

Actuarial return on assets excluding amounts included in interest income	-	(8.0)	(8.0)	-	2.1	2.1	-	(5.9)	(5.9)
	32.4	(8.0)	24.4	(0.4)	2.1	1.7	32.0	(5.9)	26.1
Effects of movements in exchange rates	(3.2)	1.1	(2.1)	0.5	(0.6)	(0.1)	(2.7)	0.5	(2.2)

At October 31, 2019	213.5	(92.0)	121.5	48.0	(28.1)	19.9	261.5	(120.1)	141.4

	October 31, 2018
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At May 1, 2017	36.5	(5.7)	30.8	-	-	-	36.5	(5.7)	30.8
HPE Software business acquisition	121.1	(77.0)	44.1	60.4	(33.0)	27.4	181.5	(110.0)	71.5
Reclassification to assets held for sale	(4.8)	0.7	(4.1)	(4.3)	2.9	(1.4)	(9.1)	3.6	(5.5)
Current service cost	7.7	-	7.7	5.2	-	5.2	12.9	-	12.9
Past service credit	(0.8)	-	(0.8)	(4.7)	-	(4.7)	(5.5)	-	(5.5)
Benefits paid	(0.3)	0.1	(0.2)	(9.3)	9.3	-	(9.6)	9.4	(0.2)
Contributions by plan participants	1.5	(1.5)	-	1.0	(0.8)	0.2	2.5	(2.3)	0.2
Contribution by employer	-	(0.1)	(0.1)	-	(3.9)	(3.9)	-	(4.0)	(4.0)
Interest cost/(income) (note 6)	4.0	(2.0)	2.0	1.2	(0.4)	0.8	5.2	(2.4)	2.8

Included within Other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	(0.1)	-	(0.1)	(0.2)	-	(0.2)	(0.3)	-	(0.3)
- Financial	13.8	-	13.8	(2.7)	-	(2.7)	11.1	-	11.1
- Experience	0.5	-	0.5	(2.4)	-	(2.4)	(1.9)	-	(1.9)

Actuarial return on assets excluding amounts included in interest income	-	(0.2)	(0.2)	-	(0.4)	(0.4)	-	(0.6)	(0.6)
Reclassification from defined contribution scheme to defined benefit scheme	-	-	-	5.5	(3.4)	2.1	5.5	(3.4)	2.1
	14.2	(0.2)	14.0	0.2	(3.8)	(3.6)	14.4	(4.0)	10.4
Effects of movements in exchange rates	(5.3)	3.6	(1.7)	(2.3)	1.0	(1.3)	(7.6)	4.6	(3.0)

At October 31, 2018	173.8	(82.1)	91.7	47.4	(28.7)	18.7	221.2	(110.8)	110.4

Major Categories of Plan Assets
The major categories of the plan assets are as follows:

	October 31, 2019
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	39.8	-	39.8	-	5.5	5.5	39.8	5.5	45.3
- Debt instruments	46.6	-	46.6	3.0	6.0	9.0	49.6	6.0	55.6
- Real estate	-	-	-	-	3.1	3.1	-	3.1	3.1
Cash and cash equivalents	-	-	-	-	1.7	1.7	-	1.7	1.7
Re-insurance contracts with guaranteed interest rates *	-	5.6	5.6	-	-	-	-	5.6	5.6
Other	-	-	-	-	8.8	8.8	-	8.8	8.8
Total	86.4	5.6	92.0	3.0	25.1	28.1	89.4	30.7	120.1

	October 31, 2018
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	42.3	-	42.3	7.6	1.6	9.2	49.9	1.6	51.5
- Debt instruments	34.3	-	34.3	3.1	5.1	8.2	37.4	5.1	42.5
- Real estate	-	-	-	2.0	0.1	2.1	2.0	0.1	2.1
Cash and cash equivalents	-	-	-	-	2.3	2.3	-	2.3	2.3
Re-insurance contracts with guaranteed interest rates *	-	5.5	5.5	-	-	-	-	5.5	5.5
Other	-	-	-	-	6.9	6.9	-	6.9	6.9
Total	76.6	5.5	82.1	12.7	16.0	28.7	89.3	21.5	110.8

* The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.

Sensitivity of Defined Benefit Obligation
The weighted average duration of the defined benefit obligation is 25 years for Germany and 14 years for all other schemes.

	Germany		Rest of World
	Change in assumption	Change in defined benefit obligation	Change in assumption	Change in defined benefit obligation
Discount rate for scheme liabilities	0.50%	(11.5%)	0.50%	(6.7%)
Price inflation	0.25%	3.8%	0.25%	0.9%
Salary growth rate	0.50%	1.0%	0.50%	3.6%
Life expectancy	1 year	3.7%	1 year	1.3%